Fair Value of Financial Instruments, Available-for-Sale Marketable Securities Measured at Fair Value on Recurring Basis (FY) (Details) - Recurring [Member] - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Available-for-sale marketable securities [Abstract]
Marketable securities	$ 0	$ 569	$ 15,463
Level 1 [Member]
Available-for-sale marketable securities [Abstract]
Marketable securities	$ 0	$ 569	$ 15,463